DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of notional amount of derivative positions
The aggregate notional amount of Brookfield Infrastructure’s derivative positions at December 31, 2025 and 2024 were as follows:

US$ MILLIONS	Note	2025	2024
Foreign exchange contracts	(a)	$3,713	$2,460
Interest rates swaps and other	(b)	17,994	19,108
Commodity contracts		17	36
		$21,724	$21,604
The following table presents the change in fair values of Brookfield Infrastructure’s derivative positions during the years ended December 31, 2025 and 2024:

US$ MILLIONS	Unrealized Gains During 2025	Unrealized Losses During 2025	Net Change During 2025	Net Change During 2024
Foreign exchange derivatives	$14	$(157)	$(143)	$79
Interest rate and other derivatives	156	(369)	(213)	1
Commodity derivatives	28	—	28	(20)
	$198	$(526)	$(328)	$60
Brookfield Infrastructure held the following foreign exchange contracts with notional amounts at December 31, 2025 and 2024.

	Notional Amount (U.S. Dollars)		Average Exchange Rate
US$ MILLIONS	2025	2024	2025	2024
Foreign exchange contracts
British pounds	$2,144	$997	$1.31	$1.26
Canadian dollars	372	142	0.73	0.74
Australian dollars	349	184	0.65	0.66
European Union euros	461	406	1.14	1.11
Indian rupees	210	247	0.011	0.011
Brazilian real	327	291	0.184	0.153
Other(1)	(150)	193	—	—
	$3,713	$2,460

(1)Includes foreign exchange contracts at our operating subsidiaries intended to offset the risk associated with non-recourse borrowings in currencies other than the functional currency of the underlying operation, primarily in USD.

Schedule of information about terms and conditions of hedging instruments
The following table presents the notional amounts underlying Brookfield Infrastructure’s derivative instruments by term to maturity as at December 31, 2025 and the comparative notional amounts at December 31, 2024, for both derivatives that are classified as fair value through profit or loss and derivatives that qualify for hedge accounting:

	2025				2024
US$ MILLIONS	< 1 year	1 to 5 years	> 5 years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$708	$870	$—	$1,578	$1,467
Interest rate derivatives
Interest rate swaps, cross currency interest rate swaps and other	—	151	25	176	1,196
Commodity contracts	17	—	—	17	36
	$725	$1,021	$25	$1,771	$2,699
Elected for hedge accounting
Foreign exchange derivatives	$1,128	$1,007	$—	$2,135	$993
Interest rate derivatives
Interest rate and cross currency interest rate swaps	3,621	9,388	4,809	17,818	17,912
	$4,749	$10,395	$4,809	$19,953	$18,905

Schedule of derivatives elected for hedge accounting
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2025 and 2024 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedges are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2025			2024
AS AT AND FOR THE YEARS ENDED (US$ MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges	$17,818	$(268)	$11	$17,932	$(5)	$10
Net investment hedges	2,135	(179)	—	973	41	—
	$19,953	$(447)	$11	$18,905	$36	$10